Quarterly portfolio holdings
John Hancock
Preferred Income Fund
Closed-end fixed income
April 30, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 4-30-26 (unaudited)
	Shares	Value
Preferred securities (A) 88.6% (55.0% of Total investments)		$373,882,065
(Cost $397,769,568)
Communication services 4.7%		19,793,634
Wireless telecommunication services 4.7%
Array Digital Infrastructure, Inc., 5.500%	35,728	648,820
Array Digital Infrastructure, Inc., 6.250%	53,805	1,079,328
Telephone & Data Systems, Inc., 6.000%	385,925	7,598,863
Telephone & Data Systems, Inc., 6.625% (B)(C)	259,750	5,566,443
T-Mobile USA, Inc., 6.250% (B)(C)	196,400	4,900,180
Consumer discretionary 0.4%		1,670,000
Household durables 0.4%
Whirlpool Corp., 8.500%	40,000	1,670,000
Energy 0.5%		2,072,807
Oil, gas and consumable fuels 0.5%
NGL Energy Partners LP, 11.138% (3 month CME Term SOFR + 7.475%) (D)	82,189	2,072,807
Financials 58.5%		246,684,493
Banks 27.1%
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	79,000	2,025,560
Bank of America Corp., 5.000% (C)	127,200	2,611,416
Bank of America Corp., 6.450% (C)	118,075	3,047,516
Bank of America Corp., 7.250% (C)	8,500	10,393,540
Bank of Hawaii Corp., 8.000% (C)	77,650	2,053,843
Citigroup Capital XIII, 10.295% (3 month CME Term SOFR + 6.632%) (C)(D)	250,900	7,373,951
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	92,300	2,326,883
Citizens Financial Group, Inc., 7.375%	253,375	6,575,081
Fifth Third Bancorp, 6.000% (C)	196,518	4,639,790
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	176,700	4,560,627
First Busey Corp., 8.250%	80,500	2,081,730
First Citizens BancShares, Inc., 6.625% (6.625% to 3-15-31, then 5 Year CMT + 2.830%)	128,425	3,235,026
First Horizon Corp., 6.750%	176,500	4,421,325
Fulton Financial Corp., 5.125% (C)	136,525	2,525,713
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	154,875	3,964,800
KeyCorp, 5.650%	194,650	4,183,029
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	36,524	913,830
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	95,550	2,406,905
M&T Bank Corp., 6.350%	152,950	3,834,457
M&T Bank Corp., 7.500%	192,500	5,118,575
Pinnacle Financial Partners, Inc., 7.277% (3 month CME Term SOFR + 3.614%) (D)	32,850	843,588
Pinnacle Financial Partners, Inc., 8.397% (8.397% to 7-1-29, then 5 Year CMT + 4.127%)	176,350	4,620,370
Regions Financial Corp., 4.450% (C)	30,050	502,436
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	169,325	4,358,426
Truist Financial Corp., 4.750% (C)	179,575	3,372,419
U.S. Bancorp, 5.500% (C)	47,175	1,042,568
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%) (C)	74,700	1,976,562
Wells Fargo & Company, 7.500% (C)	9,500	11,312,695
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	161,375	4,150,565
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	144,775	3,835,090
Capital markets 10.1%
Affiliated Managers Group, Inc., 6.750% (C)	261,450	6,264,342
Brookfield Finance, Inc., 4.625% (C)	197,675	3,058,032
Carlyle Finance LLC, 4.625% (C)	77,226	1,351,455
KKR & Company, Inc., 6.250% (C)	74,250	3,295,215
Morgan Stanley, 6.375% (C)	165,000	4,143,150
Morgan Stanley, 6.500% (C)	159,575	4,032,460
2	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley, 6.625% (C)	100,525	$2,569,419
Morgan Stanley, 6.875% (C)	130,225	3,288,181
Morgan Stanley, 7.125% (C)	253,999	6,446,495
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%) (C)	86,225	2,201,324
TPG Operating Group II LP, 6.950% (B)(C)	241,725	6,031,039
Consumer finance 2.1%
Navient Corp., 6.000%	239,227	4,413,738
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (C)	158,650	4,172,495
Financial services 3.4%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)(C)	101,360	2,604,952
Corebridge Financial, Inc., 6.375% (C)	125,675	3,009,916
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	936,000
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	73,075	1,905,065
KKR Group Finance Company IX LLC, 4.625% (C)	312,800	5,311,344
National Rural Utilities Cooperative Finance Corp., 5.500% (C)	27,391	659,301
Insurance 15.8%
AEGON Funding Company LLC, 5.100% (B)(C)	324,625	6,317,203
American Financial Group, Inc., 5.125% (C)	153,425	2,887,459
American National Group, Inc., 7.375% (C)	225,350	5,586,427
Aspen Insurance Holdings, Ltd., 7.000% (C)	108,525	2,681,653
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month CME Term SOFR + 4.515%) (C)	330,000	8,035,500
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (C)	365,400	9,335,970
Brighthouse Financial, Inc., 6.600% (C)	328,590	5,323,158
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)(C)	36,475	838,925
F&G Annuities & Life, Inc., 7.300% (C)	168,250	3,615,693
F&G Annuities & Life, Inc., 7.950% (C)	155,600	3,882,220
Lincoln National Corp., 9.000% (B)(C)	173,075	4,581,295
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (C)	161,625	4,106,891
RenaissanceRe Holdings, Ltd., 4.200% (C)	231,900	3,610,683
The Allstate Corp., 7.375% (C)	78,300	2,050,677
Unum Group, 6.250% (C)	162,500	3,828,500
Information technology 2.1%		8,812,525
Software 2.1%
Oracle Corp., 6.500%	72,700	3,538,309
Strategy, Inc., 10.000%	68,630	5,274,216
Real estate 2.1%		9,124,001
Hotel and resort REITs 0.9%
Pebblebrook Hotel Trust, 6.375% (C)	199,050	3,979,010
Office REITs 0.5%
Vornado Realty Trust, 5.400%	118,375	2,083,400
Specialized REITs 0.7%
Public Storage, 4.625% (C)	165,850	3,061,591
Utilities 20.3%		85,724,605
Electric utilities 11.6%
Duke Energy Corp., 5.750%	283,350	7,083,750
NextEra Energy Capital Holdings, Inc., 6.500% (B)(C)	186,675	4,778,880
NextEra Energy, Inc., 7.234% (C)	39,450	2,125,172
NextEra Energy, Inc., 7.375% (C)	64,550	3,390,166
NSTAR Electric Company, 4.780%	15,143	1,196,297
PG&E Corp., 6.000% (C)	34,250	1,440,555
PPL Corp., 7.000% (C)	88,000	4,438,720
SCE Trust VI, 5.000%	131,700	2,365,332
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
SCE Trust VII, 7.500%	261,725	$6,603,322
SCE Trust VIII, 6.950% (C)	151,250	3,619,413
The Southern Company, 4.950% (C)	109,775	2,192,207
The Southern Company, 6.500% (C)	68,700	1,751,850
The Southern Company, 7.125% (C)	84,600	4,401,738
Xcel Energy, Inc., 6.250% (C)	149,025	3,639,191
Multi-utilities 8.7%
Algonquin Power & Utilities Corp., 7.936% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (C)(D)	111,805	2,921,465
CMS Energy Corp., 5.625% (C)	225,000	4,950,000
CMS Energy Corp., 5.875% (C)	129,425	2,953,479
CMS Energy Corp., 5.875% (B)(C)	335,050	7,749,707
DTE Energy Company, 6.250% (C)	226,975	5,619,901
DTE Energy Company, Series E, 5.250% (B)(C)	240,000	5,212,800
Sempra, 5.750% (B)(C)	338,000	7,290,660

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 69.0% (42.8% of Total investments)				$291,014,094
(Cost $283,724,857)
Communication services 3.7%				15,629,651
Diversified telecommunication services 1.7%
TELUS Corp. (6.625% to 6-9-36, then 5 Year CMT + 2.515%)	6.625	06-09-56	3,450,000	3,431,011
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55	3,650,000	3,775,297
Wireless telecommunication services 2.0%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%) (B)(C)	7.125	04-15-55	5,625,000	5,802,809
SoftBank Group Corp. (7.625% to 4-29-31, then 5 Year CMT + 4.320% to 4-29-46, then 5 Year CMT + 4.370% to 4-29-51, then 5 Year CMT + 5.070%)	7.625	04-29-61	724,000	667,873
SoftBank Group Corp. (8.250% to 10-29-35, then 5 Year CMT + 4.545% to 10-29-50, then 5 Year CMT + 4.595% to 10-29-55, then 5 Year CMT + 5.295%)	8.250	10-29-65	2,117,000	1,952,661
Consumer discretionary 0.4%				1,637,499
Broadline retail 0.4%
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (F)(G)	8.125	12-15-29	1,603,000	1,637,499
Consumer staples 0.2%				828,312
Food products 0.2%
Land O’ Lakes, Inc. (F)(G)	8.000	05-30-26	835,000	828,312
Energy 9.5%				40,022,515
Oil, gas and consumable fuels 9.5%
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)(C)	8.500	01-15-84	5,849,000	6,662,659
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)(C)(G)	6.625	02-15-28	2,001,000	2,018,629
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	3,650,000	3,676,229
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)(C)(G)	7.125	05-15-30	8,149,000	8,369,308
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%) (B)(C)	6.200	03-15-56	2,775,000	2,784,121
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	4,400,000	4,651,832
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (F)(G)	7.875	09-18-30	3,575,000	3,702,113
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (B)(C)(F)(G)	9.000	09-30-29	8,248,000	8,157,624
Financials 33.9%				142,890,224
Banks 20.1%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (G)	9.625	05-21-33	2,600,000	3,087,230
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(C)(G)	6.125	04-27-27	2,800,000	2,819,037
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (B)(C)(G)	6.250	07-26-30	1,650,000	1,667,607
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)(C)(G)	6.625	05-01-30	4,906,000	5,059,872
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (G)	9.625	12-15-29	1,700,000	1,897,132
4	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (F)(G)	6.875	12-15-33	2,181,000	$2,166,223
BNP Paribas SA (7.200% to 4-17-36, then 5 Year CMT + 2.942%) (F)(G)	7.200	04-17-36	2,200,000	2,212,905
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%) (C)	6.500	07-28-86	2,890,000	2,881,069
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (G)	6.625	02-15-31	2,525,000	2,555,949
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (G)	6.875	08-15-30	3,500,000	3,553,557
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (B)(C)(G)	6.950	02-15-30	2,800,000	2,849,554
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (G)	7.375	05-15-28	5,750,000	5,907,665
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (G)	7.625	11-15-28	6,570,000	6,832,261
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (D)(G)	7.097	07-06-26	7,500,000	7,495,796
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(C)(G)	6.450	10-01-27	3,675,000	3,668,212
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (B)(C)(G)	7.250	07-01-29	4,700,000	4,741,841
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (G)	7.000	12-15-30	3,171,000	3,186,871
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (G)	6.250	10-15-30	2,575,000	2,578,695
JPMorgan Chase & Co. (6.100% to 7-1-31, then 5 Year CMT + 2.080%) (G)	6.100	07-01-31	3,300,000	3,300,000
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)(C)(G)	6.875	06-01-29	4,575,000	4,765,938
Societe Generale SA (7.125% to 1-15-36, then 5 Year CMT + 2.946%) (F)(G)	7.125	07-15-35	2,940,000	2,909,737
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(C)(G)	6.200	09-15-27	4,106,000	4,133,309
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (G)	7.625	09-15-28	4,324,000	4,540,282
Capital markets 6.0%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)(C)(G)	6.700	03-15-29	4,445,000	4,580,417
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (B)(C)(G)	6.300	03-20-30	3,395,000	3,506,757
The Charles Schwab Corp. (6.100% to 6-1-31, then 5 Year CMT + 2.250%) (G)	6.100	06-01-31	2,715,000	2,716,204
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)(C)(G)	7.500	02-10-29	5,620,000	5,907,924
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (G)	7.500	05-10-29	3,619,000	3,782,155
UBS Group AG (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%) (C)(F)(G)	7.000	01-08-36	4,600,000	4,668,618
Consumer finance 0.5%
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (G)	7.100	08-15-31	2,300,000	2,298,189
Financial services 1.9%
Corebridge Financial, Inc. (6.875% to 12-1-30, then 5 Year CMT + 3.181%) (G)	6.875	12-01-30	2,700,000	2,777,126
HA Sustainable Infrastructure Capital, Inc. (7.125% to 11-15-31, then 5 Year CMT + 3.478%)	7.125	11-15-56	2,270,000	2,291,520
Voya Financial, Inc. (G)	7.758	09-15-28	2,865,000	2,988,195
Insurance 5.4%
Allianz SE (6.500% to 4-30-35, then 5 Year CMT + 2.233%) (F)(G)	6.500	10-30-34	1,800,000	1,801,220
American National Group, Inc. (7.000% to 12-1-30, then 5 Year CMT + 3.183%)	7.000	12-01-55	3,775,000	3,689,039
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)(C)(F)	7.950	10-15-54	4,000,000	4,011,320
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	7,350,000	6,643,986
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (B)(C)(F)(G)	9.508	05-13-30	6,786,000	6,416,812
Real estate 0.6%				2,655,826
Residential REITs 0.6%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (F)(G)	9.500	03-30-30	2,609,000	2,655,826
Utilities 20.7%				87,350,067
Electric utilities 10.3%
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%) (C)	6.050	03-15-56	2,350,000	2,342,523
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%) (B)(C)	6.750	03-15-55	3,365,000	3,398,660
Emera US Finance LLC (6.850% to 10-1-36, then 5 Year CMT + 2.648%)	6.850	10-01-56	2,950,000	2,958,823
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%) (B)(C)	7.125	12-01-54	3,750,000	3,860,543
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%) (C)	7.625	12-15-54	3,000,000	3,105,904
Eversource Energy (6.350% to 8-15-36, then 5 Year CMT + 2.325%) (C)	6.350	08-15-56	2,095,000	2,094,062
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)(F)(G)	10.250	03-15-28	6,760,000	7,343,398
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	2,500,000	2,499,499
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	2,147,000	2,208,312
Puget Energy, Inc. (7.000% to 9-15-31, then 5 Year CMT + 2.961%) (F)	7.000	09-15-56	3,875,000	3,879,852
Sierra Pacific Power Company (6.200% to 12-15-30, then 5 Year CMT + 2.549%) (B)(C)	6.200	12-15-55	1,425,000	1,401,415
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
The Southern Company (6.000% to 4-1-33, then 5 Year CMT + 1.993%) (B)(C)	6.000	04-01-58	3,865,000	$3,907,360
TXNM Energy, Inc. (7.000% to 7-31-31, then 5 Year CMT + 3.254%) (F)	7.000	07-31-56	4,650,000	4,635,156
Gas utilities 3.4%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)(C)(F)	7.200	10-15-54	4,670,000	4,851,836
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%) (B)(C)	7.000	09-15-55	5,350,000	5,544,831
Spire, Inc. (6.450% to 6-1-36, then 5 Year CMT + 2.327%) (B)(C)	6.450	06-01-56	3,765,000	3,774,341
Independent power and renewable electricity producers 3.3%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%) (B)(C)	7.600	01-15-55	4,740,000	4,828,785
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (B)(C)(F)(G)	8.875	01-15-29	8,533,000	9,172,941
Multi-utilities 3.7%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (B)(C)	6.850	02-15-55	4,325,000	4,567,451
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%) (B)(C)	6.500	06-01-55	3,386,000	3,469,214
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%) (B)(C)	6.200	02-15-56	2,945,000	2,950,439
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%) (B)(C)	6.400	10-01-54	2,500,000	2,519,310

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%) (B)(C)	6.875	10-01-54	2,000,000	2,035,412
Capital preferred securities (H) 1.3% (0.8% of Total investments)				$5,391,896
(Cost $6,457,350)
Financials 1.3%				5,391,896
Insurance 1.3%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)(C)(F)	7.875	12-15-37	4,940,000	5,391,896

U.S. Government and Agency obligations 0.5% (0.3% of Total investments)				$2,356,937
(Cost $2,308,000)
U.S. Government Agency 0.5%				2,356,937
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (C)(G)	7.000	09-15-30	2,308,000	2,356,937

	Yield (%)	Shares	Value
Short-term investments 1.7% (1.1% of Total investments)			$7,156,991
(Cost $7,157,589)
Short-term funds 1.7%			7,156,991
John Hancock Collateral Trust (I)	3.5556(J)	715,585	7,156,991

Total investments (Cost $697,417,364) 161.1%	$679,801,983
Other assets and liabilities, net (61.1%)	(257,907,850)
Total net assets 100.0%	$421,894,133

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is on loan as of 4-30-26, and is a component of the fund’s leverage under the Credit Facility Agreement. The value of securities on loan amounted to $209,275,853.
(C)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-26 was $418,440,094.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $83,087,274 or 19.7% of the fund’s net assets as of 4-30-26.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 4-30-26.
6	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following country composition as a percentage of total investments on 4-30-26:
United States	89.5%
Canada	6.1%
France	1.1%
Bermuda	1.0%
Other countries	2.3%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	7

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	129,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$(1,208,865)	$(1,208,865)
Centrally cleared	64,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	(531,527)	(531,527)
Centrally cleared	32,000,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	(327,519)	(327,519)
								—	$(2,067,911)	$(2,067,911)

(a)	At 4-30-26, the overnight SOFR was 3.660%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
8	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$19,793,634	$19,793,634	—	—
Consumer discretionary	1,670,000	1,670,000	—	—
Energy	2,072,807	2,072,807	—	—
Financials	246,684,493	246,684,493	—	—
Information technology	8,812,525	8,812,525	—	—
Real estate	9,124,001	9,124,001	—	—
Utilities	85,724,605	84,528,308	$1,196,297	—
Corporate bonds	291,014,094	—	291,014,094	—
Capital preferred securities	5,391,896	—	5,391,896	—
U.S. Government and Agency obligations	2,356,937	—	2,356,937	—
Short-term investments	7,156,991	7,156,991	—	—
Total investments in securities	$679,801,983	$379,842,759	$299,959,224	—
Derivatives:
Liabilities
Swap contracts	$(2,067,911)	—	$(2,067,911)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	715,585	$2,238,867	$142,315,249	$(137,396,059)	$(767)	$(299)	$263,665	—	$7,156,991
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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